S000080443 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2024
iShares Climate Conscious & Transition MSCI USA ETF | iShares Climate Conscious & Transition MSCI USA ETF
Prospectus [Line Items]
Annual Return [Percent]	27.02%